Note 10 - Deferred Revenue - Changes in Deferred Revenue (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, beginning of period	$ 43,228	$ 38,710
Additions to deferred revenue	17,414	569,880
Revenue recognized during the period	(9,850)	(563,922)
Foreign exchange impact	272	(1,440)
Liabilities classified as held for sale/sold	(39,501)
Balance, end of period	$ 11,563	$ 43,228